Fees Summary	Jun. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,145,501.93
Total Fee Amount	434.39
Total Offset Amount	0.00
Net Fee	$ 434.39
Offering Table N/A
Offset Table N/A	N/A